Income Taxes - Summary of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal	$ 6,287	$ 622	$ (13,476)
State	8,617	(1,510)	(3,219)
Foreign	4,666	5,013	2,563
Total current income tax expense	19,570	4,125	(14,132)
Deferred:
Federal	44,547	45,593	67,784
State	414	8,212	8,901
Foreign	1,222	(1,907)	(869)
Total deferred income tax expense	46,183	51,898	75,816
Total income tax expense	65,753	56,023	61,684
Southwest Gas Corporation
Current:
Federal	(4,678)	4,109	(17,584)
State	(179)	250	(6,783)
Total current income tax expense	(4,857)	4,359	(24,367)
Deferred:
Federal	38,561	29,543	58,136
State	2,051	1,071	10,222
Total deferred income tax expense	40,612	30,614	68,358
Total income tax expense	$ 35,755	$ 34,973	$ 43,991